Exploration and Evaluation Assets (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period		$ 4,372.0	$ 4,372.0
End of period			7,687.3	$ 4,372.0
Impairment loss recognised in profit or loss, property, plant and equipment	$ 3,560.0	2,510.0
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period		23,704.8	23,704.8
End of period			23,526.1	23,704.8
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	245.5	86.4	86.4	245.5
Acquisitions through business combinations			18.6	1.3
Additions			57.8	108.2
Dispositions			(5.4)	(0.2)
Transfers to property, plant and equipment			(57.5)	(198.0)
Amortization			(51.0)	(71.9)
Foreign exchange			(0.1)	1.5
End of period			48.8	86.4
Impairment loss recognised in profit or loss, property, plant and equipment			0.0	0.0
Exploration and evaluation assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	1,848.1	1,736.1	1,736.1	1,848.1
End of period			1,613.3	1,736.1
Exploration and evaluation assets | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	$ (1,602.6)	$ (1,649.7)	(1,649.7)	(1,602.6)
End of period			$ (1,564.5)	$ (1,649.7)